INVESTMENTS IN UNCONSOLIDATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2016
Investments [Abstract]
Schedule Of Equity Method And Other Investments
We provide the carrying value of our investments and earnings (losses) on these investments below:

EQUITY METHOD AND OTHER INVESTMENT BALANCES
(Dollars in millions)
	December 31,
	2016	2015
Sempra South American Utilities:
Eletrans(1)	$(8)	$(12)
Sempra Mexico:
Ductos y Energéticos del Norte	42	—
Energía Sierra Juárez(2)	38	30
Gasoductos de Chihuahua(3)	—	489
Infraestructura Marina del Golfo	100	—
Sempra Renewables:
Wind:
Auwahi Wind	41	44
Broken Bow 2 Wind	35	41
Cedar Creek 2 Wind	75	75
Flat Ridge 2 Wind	271	275
Fowler Ridge 2 Wind	43	46
Mehoopany Wind	92	92
Solar:
California solar partnership	113	120
Copper Mountain Solar 2	33	32
Copper Mountain Solar 3	42	44
Mesquite Solar 1	86	86
Other	13	—
Sempra LNG & Midstream:
Cameron LNG JV(4)	997	983
Rockies Express Pipeline LLC(5)	—	477
Parent and other:
RBS Sempra Commodities LLP	67	67
Total equity method investments	2,080	2,889
Other	17	16
Total	$2,097	$2,905

(1)
Includes losses on forward exchange contracts entered into to manage the foreign currency exchange rate risk of the Chilean Unidad de Fomento (CLF) relative to the U.S. dollar, related to certain construction commitments that are denominated in CLF. The contracts settle based on anticipated payments to vendors, generally monthly, ending in July 2018.

(2)	The carrying value of our equity method investment is $12 million higher than the underlying equity in the net assets of the investee due to the remeasurement of our retained investment to fair value.

(3)	The carrying value of our equity method investment was $65 million higher than the underlying equity in the net assets of the investee due to equity method goodwill at December 31, 2015.

(4)
The carrying value of our equity method investment is $190 million and $143 million higher than the underlying equity in the net assets of the investee at December 31, 2016 and 2015, respectively, primarily due to guarantees, which we discuss below, and interest capitalized on the investment, as the joint venture has not commenced its planned principal operations.

(5)
The carrying value of our equity method investment at December 31, 2015 was $357 million lower than the underlying equity in the net assets of the investee due to an impairment charge recorded in 2012.

EARNINGS (LOSSES) FROM EQUITY METHOD INVESTMENTS
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Earnings (losses) recorded before income tax:
Sempra Renewables:
Wind:
Auwahi Wind	$4	$4	$4
Broken Bow 2 Wind	(2)	(2)	—
Cedar Creek 2 Wind	(2)	(6)	(3)
Flat Ridge 2 Wind	(7)	(12)	(7)
Fowler Ridge 2 Wind	4	4	2
Mehoopany Wind	—	(1)	(1)
Solar:
California solar partnership	7	6	6
Copper Mountain Solar 2	6	7	3
Copper Mountain Solar 3	8	8	2
Mesquite Solar 1	17	16	14
Other	(1)	—	—
Sempra LNG & Midstream:
Cameron LNG JV	(2)	5	2
Rockies Express Pipeline LLC	(26)	79	60
Parent and other:
RBS Sempra Commodities LLP	—	(4)	(2)
Other	—	—	1
	$6	$104	$81
Earnings (losses) recorded net of income tax(1):
Sempra South American Utilities:
Eletrans	$3	$(4)	$(4)
Sempra Mexico:
Ductos y Energéticos del Norte	5	—	—
Energía Sierra Juárez	6	6	3
Gasoductos de Chihuahua	64	83	39
	$78	$85	$38

(1)	As the earnings (losses) from these investments are recorded net of income tax, they are presented below the income tax expense line, so as not to impact our effective income tax rate.

Schedule of Summarized Financial Information
We present summarized financial information below, aggregated for all of our equity method investments for the periods in which we were invested in the entity. The amounts below represent the aggregate financial position and results of operations of 100 percent of each of Sempra Energy’s equity method investments.

SUMMARIZED FINANCIAL INFORMATION
(Dollars in millions)
	Years ended December 31,
	2016(1)	2015	2014
Gross revenues	$1,079	$1,533	$1,296
Operating expense	(726)	(845)	(749)
Income from operations	353	688	547
Interest expense	(127)	(312)	(298)
Net income/Earnings(2)	252	440	291

	At December 31,
	2016(1)	2015
Current assets	$704	$750
Noncurrent assets	9,970	15,112
Current liabilities	629	859
Noncurrent liabilities	6,627	7,862

(1)
On September 26, 2016, IEnova completed the acquisition of PEMEX’s 50-percent interest in GdC, increasing its ownership percentage to 100 percent, and on May 9, 2016, Sempra LNG & Midstream sold its 25-percent interest in Rockies Express. At December 31, 2016, GdC and Rockies Express are no longer equity method investments.

(2) Except for our investments in South America and Mexico, there was no income tax recorded by the entities, as they are primarily domestic partnerships.